Fair Value measurements and Risk management	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments and Fair Value Disclosures

8.Financial Instruments and Fair Value Disclosures

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

For the six month period ended June 30, 2022, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	June 30, 2022
A	32%
B	25%
C	22%

The maximum aggregate amount of loss due to credit risk that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant time charter parties, amounted to $214 as of June 30, 2022.

Fair value of assets and liabilities: The carrying values of financial assets reflected in the accompanying consolidated balance sheets, approximate their respective fair values due to the short-term nature of these financial instruments.

OceanPal Inc. Predecessors
Financial Instruments and Fair Value Disclosures

7.Financial Instruments and Fair Value Disclosures

The carrying values of cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.